FINANCIAL INSTRUMENTS - Narrative (Details) - Fair value - Level 1 € in Millions	Dec. 31, 2022 EUR (€)
Constellium SE Senior Notes Due 2024
Disclosure of detailed information about financial instruments [line items]
Percentage of fair value senior notes issued	97.00%
Senior notes issued	€ 657
Senior Unsecured Notes Issued February 2017 and due 2025
Disclosure of detailed information about financial instruments [line items]
Percentage of fair value senior notes issued	92.00%
Senior notes issued	€ 282
Constellium SE Senior Notes Due 2026
Disclosure of detailed information about financial instruments [line items]
Percentage of fair value senior notes issued	82.00%
Senior notes issued	€ 385
Constellium SE Senir Notes Due 2028
Disclosure of detailed information about financial instruments [line items]
Percentage of fair value senior notes issued	80.00%
Senior notes issued	€ 239